Putnam Money Market
Fund Summaries
Goal
Putnam Money Market Fund seeks as high a rate of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital and maintenance of liquidity.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Money Market Fund	Class A		Class B		Class C		Class M	Class R	Class T
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none		none		none		none	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[1]	1.00%	[1]	none	none	none	[1]
[1]	A deferred sales charge on class A, B, C, and T shares may apply to certain redemptions of shares purchased by exchange from another Putnam fund. The rate of the deferred sales charge for Class B shares will be determined based on the time between the original purchase of Class B shares from the other Putnam fund(s) and the date of redemption of shares from this fund.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Money Market Fund	Class A	Class B	Class C	Class M	Class R	Class T
Management fees	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Distribution and service (12b-1) fees		0.50%	0.50%	0.15%	0.50%	0.25%
Other expenses	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Total annual fund operating expenses	0.49%	0.99%	0.99%	0.64%	0.99%	0.74%

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - Putnam Money Market Fund - USD ($)		Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A		50	157	274	616
Class B	[1]	601	615	747	1,071
Class C		101	315	547	1,213
Class M		65	205	357	798
Class R		101	315	547	1,213
Class T		76	237	411	918
[1]	A deferred sales charge on class A, B, C, and T shares may apply to certain redemptions of shares purchased by exchange from another Putnam fund. The rate of the deferred sales charge for Class B shares will be determined based on the time between the original purchase of Class B shares from the other Putnam fund(s) and the date of redemption of shares from this fund.

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Putnam Money Market Fund | Class B | USD ($)	101	315	547	1,071

Investments
We invest mainly in money market instruments that are high quality and have short-term maturities. We invest significantly in certificates of deposit, commercial paper (including asset-backed commercial paper), U.S. government debt and repurchase agreements, corporate obligations and bankers acceptances. We may also invest in U.S. dollar denominated foreign securities of these types. We may consider, among other factors, credit and interest rate risks, as well as general market conditions, when deciding whether to buy or sell investments.
Risks
The effects of inflation may erode the value of your investment over time. Although the fund seeks to preserve the value of your investment at $1.00 per share, deterioration in the credit quality of issuers whose securities the fund holds or an increase in interest rates may impair the value of your investment, and it is possible to lose money by investing in the fund.

The values of money market investments usually rise and fall in response to changes in interest rates. Interest rate risk is generally lowest for investments with short maturities (a significant part of the fund's investments). Although the fund only buys high quality investments, investments backed by a letter of credit have the risk that the provider of the letter of credit will not be able to fulfill its obligations to the issuer.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Best calendar quarter Q3 2007 1.26% Worst calendar quarter Q4 2015 0.00%
Average annual total returns (for periods ending 12/31/15)
Average Annual Total Returns - Putnam Money Market Fund	1 Year	5 Years	10 Years
Class A	0.01%	0.01%	1.26%
Class B	(4.99%)	(0.39%)	1.09%
Class C	(0.99%)	0.01%	1.09%
Class M	0.01%	0.01%	1.21%
Class R	0.01%	0.01%	1.09%
Class T	0.01%	0.01%	1.17%

Class B share performance reflects conversion to class A shares after eight years.